Non-Controlling Interests - Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances (Detail) - CAD ($) $ in Millions		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Non-controlling interests		$ 1,304		$ 1,038
Carmen de Andacollo
Disclosure of subsidiaries [line items]
Percentage of ownership interests held by non-controlling interests		10.00%
Percentage of Voting Rights Held by Non-Controlling Interest		10.00%
Non-controlling interests		$ 18		26
Elkview Mine Limited Partnership
Disclosure of subsidiaries [line items]
Percentage of ownership interests held by non-controlling interests		5.00%
Percentage of Voting Rights Held by Non-Controlling Interest		5.00%
Non-controlling interests		$ 126		87
Compañía Minera Zafranal S.A.C.
Disclosure of subsidiaries [line items]
Percentage of ownership interests held by non-controlling interests		20.00%
Percentage of Voting Rights Held by Non-Controlling Interest		20.00%
Non-controlling interests		$ 56		51
Quebrada Blanca
Disclosure of subsidiaries [line items]
Percentage of ownership interests held by non-controlling interests		40.00%
Percentage of Voting Rights Held by Non-Controlling Interest		40.00%
Non-controlling interests		$ 1,104		$ 874
Quebrada Blanca | SSM/SC
Disclosure of subsidiaries [line items]
Portion of additional interest acquired	30.00%
Quebrada Blanca | ENAMI
Disclosure of subsidiaries [line items]
Percentage of ownership interests held by non-controlling interests			10.00%